Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Debt [Table Text Block]
December 31,
2020

Credit Agreement	$425,750
Senior Notes	150,000
Capital leases maturing at various dates through 2026	10,898
Other long-term debt maturing at various dates up to 2023	2,956
589,604
Less: current portion	56,478
Long-term debt - non-current	$533,126

Schedule of Maturities of Long-term Debt [Table Text Block]
2021	$56,479
2022	56,968
2023	54,536
2024	391,056
2025 and thereafter	30,565